Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 241,840	$ 211,870
Accumulated Amortization	(102,516)	(86,801)
Net Book Value	139,324	125,069
Technology and Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	91,637	66,812
Accumulated Amortization	(39,679)	(32,979)
Net Book Value	51,958	33,833
Trade Names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,759	15,882
Accumulated Amortization	(1,601)	(1,471)
Net Book Value	14,158	14,411
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	132,872	127,603
Accumulated Amortization	(59,664)	(50,792)
Net Book Value	73,208	76,811
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,572	1,573
Accumulated Amortization	$ (1,572)	(1,559)
Net Book Value		$ 14